Intangible assets - Summary of key assumptions used for each group of cash generating units (Detail)	Dec. 31, 2025	Dec. 31, 2024
Risk
Disclosure of information for cash-generating units
Pre-tax discount rate	11.30%	11.30%
Nominal long-term market growth rate	4.00%	4.00%
Scientific, Technical & Medical
Disclosure of information for cash-generating units
Pre-tax discount rate	10.60%	10.60%
Nominal long-term market growth rate	3.00%	3.00%
Legal
Disclosure of information for cash-generating units
Pre-tax discount rate	10.90%	10.90%
Nominal long-term market growth rate	4.00%	4.00%
Exhibitions
Disclosure of information for cash-generating units
Pre-tax discount rate	12.30%	12.30%
Nominal long-term market growth rate	4.00%	4.00%
Print & print-related activities
Disclosure of information for cash-generating units
Pre-tax discount rate	13.80%
Nominal long-term market growth rate	(9.00%)